DEBT - High Yield Bonds Narrative (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Jun. 16, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2012 NOK
Debt Instrument [Line Items]
Total debt	$ 1,344,788,000		$ 1,052,532,000
Maria and Freeze Facility
Debt Instrument [Line Items]
Total debt	$ 174,000,000		0
High-Yield Bonds
Debt Instrument [Line Items]
Line of credit facility, interest rate description	three months NIBOR plus a margin of 5.20%
State interest rate	6.485%
Total debt	$ 147,007,000		$ 174,450,000
Norway, Krone | High-Yield Bonds
Debt Instrument [Line Items]
Face amount of debt instrument | NOK					NOK 1,300,000,000
United States of America, Dollars | High-Yield Bonds
Debt Instrument [Line Items]
Face amount of debt instrument				$ 227,000,000
Line of Credit [Member] | Maria and Freeze Facility
Debt Instrument [Line Items]
Face amount of debt instrument		$ 180,000,000
Revolving Credit Facility [Member] | Line of Credit [Member] | Maria and Freeze Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 30,000,000.0